Preferred Stock (Series C Preferred Stock And RES Warrants) (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 28, 2017 shares	Mar. 16, 2016 USD ($)	Feb. 29, 2012 $ / shares item shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Jun. 06, 2014 $ / shares
Class of Stock [Line Items]
Dividends paid in cash | $				$ 3,090
Series C Convertible Preferred Stock And Warrants [Member]
Class of Stock [Line Items]
Number of closings for sale of preferred stock | item			2
Preferred stock, shares issued and sold | shares			3,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, liquidation preference per share			$ 10.00
Debt instrument original conversion price, per share			$ 52.00
Preferred stock, fixed annual amount of dividend per share				$ 0.625
Preferred stock, annual dividend rate				6.25%	6.25%
Dividends unpaid and accrued | $					$ 4,492
Dividends unpaid and accrued per share					$ 1.497
Number of shares issued for each convertible preferred stock | shares				0.9615385
Preferred stock, voting rights per share				$ 0.12096
Percentage of voting stock				34.00%
Reduction of accumulated deficit | $		$ 20,366
Reduction of net earnings | $		$ 15,874
Warrants [Member]
Class of Stock [Line Items]
Preferred stock, shares issued and sold | shares			576,923
Warrants outstanding | shares				576,923
Common stock warrants, exercise price			$ 62.40	$ 12.48
Warrant expiration				Jan. 31, 2017
Common stock warrants, adjusted exercise price						$ 12.48
Percentage of adjustment to conversion ratio						120.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Shares issued upon conversion | shares	6,004,957
Subscription Rights [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price						$ 10.40